Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (losses) on cash flow hedges	$ 16	$ (7)	$ (4)
Realized losses recognized in interest expense	2,210	2,561	2,401
Total change in stockholders' equity for unrealized gains on derivatives	22	9	31
Reclassification out of Accumulated Other Comprehensive Income [Member] | Realized Gain (Loss) on Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses recognized in interest expense	$ 6	$ 16	$ 35